Summary of Significant Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Foreign currency translation [Policy Text Block]

(a)      Foreign currency translation

These consolidated financial statements are presented in USD, which is the functional currency of the Company and all of its subsidiaries. At each reporting date, foreign currency denominated monetary assets and liabilities are translated at year-end exchange rates. Nonmonetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Income and expenses, and cash flows of foreign operations, are translated into USD using annual average exchange rates. Exchange differences arising from operating transactions are recorded in operating profit or loss for the period; exchange differences related to financing transactions are recognized in finance income or directly in equity.

Financial instruments [Policy Text Block]

(b)      Financial instruments

The Company aggregates similar financial instruments into classes based on their nature and characteristics. All financial assets except those classified as fair value through profit or loss are reviewed at each reporting date to determine whether there is any indication of impairment. Financial assets are considered to be impaired when there is objective evidence that the estimated future cash flows of the investment have been affected as a result of one or more events that occurred after the initial recognition.

The Company's accounting policy for each class of financial instruments is as follows:

(i)      Fair value through profit or loss

Financial instruments classified as fair value through profit or loss are reported at fair value at each reporting date, and any change in fair value is recognized in net income in the period during which the change occurs. In these consolidated financial statements, cash and derivative liabilities have been classified as fair value through profit or loss.

(ii)      Loans and receivables and other financial liabilities

Financial instruments classified as loans and receivables and other financial liabilities are carried at amortized cost using the effective interest method. Transaction costs are included in the amount initially recognized. In these consolidated financial statements, trade payables and other liabilities and convertible debentures have been classified as other financial liabilities.

Convertible debentures and derivative liabilities [Policy Text Block]

(c)      Convertible debentures and derivative liabilities

The Company issues convertible debentures used as bridge loans, which can be converted into common shares at the option of the holder, into a fixed number of shares for a fixed amount of consideration, or into a fixed number of shares for a variable amount of consideration, or into a variable number of shares.

(i)      Initial recognition

Upon initial recognition, the Company determines whether the convertible debentures consist of liability and equity components, or if both components represent liabilities.

For convertible debentures which provide conversion into a fixed number of shares, the liability component is recognized initially at the fair value of a similar, non-convertible liability. The equity component is recognized as the difference between the fair value of the instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

For convertible debentures which provide conversion into a variable number of shares or into a fixed number of shares for a variable amount of consideration, the conversion option is accounted for as an embedded derivative, which is separated from the host contract. Upon initial recognition, the derivative liability is valued at fair value using a Black Scholes or a binomial pricing model. The carrying amount of the convertible debenture is recognized as the difference between the fair value of the instrument as a whole and the fair value of the derivative liability. Any directly attributable transaction costs allocated to the derivative liability are expensed in the period.

(ii)      Modifications and extinguishments

To the extent there are changes to the terms of outstanding convertible debentures, these changes may be recorded as a modification or an extinguishment. A substantial change in the terms of an existing financial liability is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The terms are substantially different if the discounted present value of the cash flows under the new terms is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability. For a modification that does not result in derecognition, a gain or loss will be recognised in profit or loss for the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate.

Property and equipment [Policy Text Block]

(d)          Property and equipment

Property and equipment are recorded at cost and are amortized over their estimated useful lives at the following annual rates and methods:

	Method	Rate
Computers	Declining balance	30%
Furniture and equipment	Declining balance	30%
Right-of-use asset	Straight-line	over remaining 8 month lease term

Impairment of long-lived assets [Policy Text Block]

(e)            Impairment of long-lived assets

The Company follows the guidelines prescribed in IAS 36 with respect to the measurement for impairment of assets. The carrying amounts of property and equipment and patents are reviewed for impairment when events or changes in circumstances indicate that the carrying amounts may not be recoverable. When the carrying amount exceeds the estimated recoverable amount, the assets are written down to their recoverable amount.

The recoverable amount of long-lived assets is the greater of fair value less costs to sell and value in use. Impairment losses are recognized in the consolidated statements of loss and comprehensive loss.

Development costs [Policy Text Block]

(f)        Development costs

Research costs are expensed in the period incurred. Development costs are expensed as incurred unless they meet the criteria for capitalization. Expenditures during the development phase are capitalized if the Company can demonstrate each of the following criteria: (i) the technical feasibility of completing the asset so that it will be available for use or sale, (ii) its intention to complete the asset and use or sell it, (iii) its ability to use or sell the asset, (iv) how the asset will generate probable future economic benefits, (v) the availability of adequate technical, financial and other resources to complete the development and to use or sell the asset, and (vi) its ability to measure reliably the expenditure attributable to the asset during its development; otherwise, these costs are expensed as incurred. Costs to be recovered from development partners are recorded to development costs receivable. Payments received from development partners on projects are recorded to income as a recovery of costs incurred and reduce the outstanding receivable. There were no development costs incurred or recovery of such costs in 2021 or in 2020. Recovery of historic development costs in 2019 amounted to $41,546.

Patents [Policy Text Block]	(g) Patents Patents are recorded at cost and are amortized on a straight line basis over their estimated useful lives of 5 years.
Leases [Policy Text Block]

(h)          Leases

At the inception of a contract, the Company assesses whether a contract is, or contains a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a lease liability at the commencement date of the lease. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. In addition, the right-of-use assets are adjusted for impairment losses, if any. The estimated useful lives and recoverable amounts of right-of-use assets are determined on the same basis as those of property and equipment. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate currently set at 24%. The lease liability is subsequently measured at amortized cost using the effective interest method. The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases (lease term of 12 months or less) and leases for which the underlying asset is of low value as there are none. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Stock-based compensation and other stock-based payments [Policy Text Block]

(i)        Stock-based compensation and other stock-based payments

Where equity instruments are granted to employees, they are recorded at the fair value of the equity instrument granted at the grant date. The grant date fair value is recognized in net income over the vesting period. Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received. When the value of goods or services received in exchange for the stock-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The cost recognized for all equity-settled stock-based payments are reflected in contributed surplus, until the instruments are exercised. Upon exercise, shares are issued from treasury and the amount previously reflected in contributed surplus along with any proceeds paid upon exercise, are credited to share capital.

Government grants [Policy Text Block]

(j)            Government grants

The Company recognises government grants when there is reasonable assurance of compliance with grant conditions and that the grants will be received. Government grants are recognised in profit or loss on a systematic basis over the periods when the related expenses are incurred and are presented in the consolidated financial statements as a reduction of these expenses. A government grant that becomes receivable as compensation for expenses already incurred is recognised in profit or loss of the period in which it becomes receivable.

Income taxes [Policy Text Block]

(k)       Income taxes

The Company accounts for its income taxes using the deferred tax assets and liabilities method. Deferred income tax assets and liabilities are determined based on the difference between the carrying amount and the tax basis of the assets and liabilities. Any change in the net amount of deferred income tax assets and liabilities is included in profit or loss or equity. Deferred income tax assets and liabilities are determined based on enacted or substantively enacted tax rates and laws which are expected to apply to taxable profit for the years in which the assets and liabilities will be recovered or settled. Deferred income tax assets are recognized when it is probable they will be realized. Deferred tax assets and liabilities are not discounted.

Provisions [Policy Text Block]

(l)       Provisions

Provision for risks and expenses are recognized for probable outflows of resources that can be estimated and that result from present obligations resulting from past events. In the case where a potential obligation resulting from past events exists, but where occurrence of the outflow of resources is not probable or the estimate is not reliable, these contingencies are disclosed. Provisions, if any, are measured based on management's best estimates of outcomes on the basis of facts known at the reporting date.

Share capital [Policy Text Block]

(m)       Share capital

Share capital is presented at the fair value of the shares issued. Costs related to the issuance of shares are reported in equity, net of tax, as a deduction from the issuance proceeds.

Earnings or loss per share [Policy Text Block]

(n)           Earnings or loss per share

The Company presents basic and diluted earnings per share data for its common shares. Basic earnings per share is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted earnings per share is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all potentially dilutive common shares, which comprise stock options and convertible debentures.